Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Sep. 30, 2023	Sep. 30, 2022
$ to JPY Year-end Spot Rate [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Exchange Rate	149.43	144.71
$ to JPY Average Rate [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Exchange Rate	138.93	124.7